Fees Summary	May 20, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 320,426,921.13
Previously Paid Amount	0
Total Fee Amount	49,057.37
Total Offset Amount	0
Net Fee	$ 49,057.37